Stockholders' Deficit (Details Narrative) - shares	2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Stock options granted
Stock warrants, granted
George Sharp [Member]
Number of shares issued, during period	300,000
Voting rights, description	The Board issued 300,000 shares of the authorized "blank check" preferred stock to George Sharp with 10,000 votes for each share of prefer.